Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Plant and machinery	$ 1,770,626	$ 2,461,719
Automobiles	139,380	147,310
Office and computer equipment	37,005	51,034
Total property and equipment	1,947,011	2,660,063
Less: Accumulated depreciation	(685,518)	(2,128,596)
Property and equipment, net	$ 1,261,493	$ 531,467